Employee Stock Compensation Plans - Allocated Compensation, Assumptions and Shares Available (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation (pre-tax)	$ 49	$ 33	$ 21
Tax Benefit	(14)	(10)	(7)
Total stock-based compensation (net of tax)	35	23	14
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	0.78%	2.04%	2.27%
Expected volatility	40.10%	40.40%	46.80%
Expected holding period (in years)	5 years	5 years 1 month 6 days	4 years 9 months 18 days
Stock Incentive Plan, 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares)	17
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation (pre-tax)	46	27	15
Weighted average fair value of option granted (in dollars per share)	$ 8.24	$ 7.38	$ 5.49
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation (pre-tax)	$ 3	$ 6	$ 6